As filed with the Securities and Exchange Commission on July 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.0%
	Internet - Commerce - 20.9%
54,850	Bottomline Technologies, Inc. *	$980,718
62,000	Ctrip.com International Ltd. - ADR *^	1,140,800
32,000	eBay Inc. *	1,254,080
40,000	Expedia, Inc. (a)	1,835,600
54,000	New Oriental Education & Technology Group, Inc. - ADR *^	1,431,540
53,344	Shutterfly, Inc. *	1,470,694
		8,113,432
	Internet - Infrastructure - 44.0%
5,000	Apple Computer, Inc. *	2,888,650
8,700	athenahealth Inc. *	632,403
44,000	Broadcom Corporation - Class A	1,423,400
64,000	Cisco Systems, Inc.	1,045,120
87,850	Cypress Semiconductor Corp.	1,158,742
165,400	Immersion Corporation *	927,894
57,506	LogMeIn, Inc. *	1,843,067
22,000	Red Hat, Inc. *	1,130,360
10,000	Salesforce.com, Inc. *(a)	1,386,200
41,596	SanDisk Corporation *	1,360,189
30,047	Sourcefire Inc. *	1,657,393
315,100	TriQuint Semiconductor, Inc. *	1,641,671
		17,095,089
	Internet - Media - 34.1%
14,000	Baidu.com, Inc. - ADR *^	1,648,780
60,848	Geeknet, Inc. *	1,098,306
2,700	Google Inc. *	1,568,322
491,951	Hollywood Media Corp. *	619,858
239,413	Jiayuan.com International Ltd. - ADR *^(a)	1,077,359
35,700	SINA Corporation *^(a)	1,901,739
40,000	Tencent Holdings Limited (HK)	1,097,282
30,300	TripAdvisor Inc. *	1,299,264
105,000	Velti PLC *^(a)	766,500
141,874	Yahoo! Inc. *	2,162,160
		13,239,570

	TOTAL COMMON STOCKS (Cost $28,324,680)	38,448,091

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited), Continued

Principal	INVESTMENTS PURCHASED WITH CASH	Value
Amount	PROCEEDS FROM SECURITIES LENDING - 0.4%
	Commercial Paper - 0.4%
$665,926	Ottimo Funding LLC, 0.00%, Due 10/26/12(b)	$134,317

	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $665,926)	134,317

	TOTAL INVESTMENTS (Cost $28,990,606) - 99.4%	38,582,408
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	244,634
	TOTAL NET ASSETS - 100.0%	$38,827,042

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	Illiquid security fair valued by Valuation Committee as delegated by the Jacob
Funds' Board of Directors.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$8,113,432	$-	$-	$8,113,432
Internet - Infrastructure	17,095,089	-	-	17,095,089
Internet - Media	12,142,288	1,097,282	-	13,239,570
Total Common Stock	37,350,809	1,097,282	-	38,448,091

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	-	-	134,317	134,317

Total Investments in Securities	$37,350,809	$1,097,282	$134,317	$38,582,408

*There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2011	$166,439
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(7,015)
Purchases	-
Sales	(25,107)
Transfers in and/or out of Level 3 *	-
Balance as of May 31, 2012	$134,317

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.7%
	Accommodation & Food Services - 6.4%
7,000	Home Inns & Hotels Management, Inc - ADR*^	$149,940
19,000	7 Days Group Holdings Ltd. - ADR*^	183,920
		333,860
	Arts, Entertainment, and Recreation - 2.9%
150,000	DHX Media Ltd.*^	152,490
	Internet Services - 16.5%
34,737	Jiayuan.com International Ltd. - ADR *^	156,317
7,700	LogMeIn, Inc.*	246,785
7,350	Shutterfly, Inc.*	202,639
5,000	SINA Corporation*^	266,350
		872,091
	Oil & Gas - Exploration & Production - 19.3%
8,000	Carrizo Oil & Gas, Inc.*	176,880
6,500	Energy XXI (Bermuda) Ltd.*	201,825
50,000	Magnum Hunter Resources Corporation*	201,500
9,500	Oasis Petroleum Inc.*	244,055
5,000	Rosetta Resources Inc.*	193,450
		1,017,710
	Pharmaceuticals - 31.3%
17,589	Achillion Pharmaceuticals Inc.*	126,289
34,000	Amarin Corporation PLC - ADR *^	402,900
28,000	Celldex Therapeutics, Inc.*	116,760
30,000	Curis, Inc.*	140,400
16,705	Derma Sciences, Inc.*	149,343
14,000	Exact Sciences Corp.*	138,320
10,000	MAP Pharmaceuticals Inc.*	117,700
55,000	NovaBay Pharmaceuticals, Inc.*	58,300
17,000	Rigel Pharmaceuticals, Inc.*	126,310
29,000	Synta Pharmaceuticals Corp.*	139,490
26,700	Trius Therapeutics, Inc.*	136,971
		1,652,783
	Semiconductors - 7.3%
12,200	Cypress Semiconductor Corp.	160,918
43,200	TriQuint Semiconductor, Inc.*	225,072
		385,990
	Software - 13.0%
1,200	athenahealth Inc.*	87,228
7,500	Bottomline Technologies, Inc.*	134,100
23,000	Immersion Corporation*	129,030
4,100	Sourcefire Inc.*	226,156
15,000	Velti PLC*	109,500
		686,014

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited), Continued

TOTAL COMMON STOCKS (Cost $4,921,293)	$5,100,938

TOTAL INVESTMENTS (Cost $4,921,293) - 96.7%	5,100,938
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%	176,067
TOTAL NET ASSETS - 100.0%	$5,277,005

*	Non Income Producing.
^	U.S. Dollar - denominated foreign security.
ADR	American Depository Receipt.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Accommodation & Food Services	$333,860	$-	$-	$333,860
Arts, Entertainment, and Recreation	152,490	-	-	152,490
Internet Services	872,091	-	-	872,091
Oil & Gas-Exploration & Production	1,017,710	-	-	1,017,710
Pharmaceuticals	1,652,783	-	-	1,652,783
Semiconductors	385,990	-	-	385,990
Software	686,014	-	-	686,014
Total Common Stock	5,100,938	-	-	5,100,938

Total Investments in Securities	$5,100,938	$-	$-	$5,100,938

*There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.7%
	Air Freight & Logistics - 3.9%
2,400	C.H. Robinson Worldwide, Inc.	$139,824
3,600	United Parcel Service, Inc. (UPS) - Class B	269,784
		409,608
	Beverages - 10.6%
4,500	Anheuser-Busch InBev NV - ADR^	304,650
4,800	The Coca-Cola Company	358,704
3,000	Diageo plc - ADR^	286,020
2,400	PepsiCo, Inc.	162,840
		1,112,214
	Commercial Banks - 2.8%
15,000	Banco Latinoamericano de Comercio Exterior SA^	292,500
	Commercial Services & Supplies - 6.4%
2,400	The Sherwin-Williams Company	311,136
7,500	Verisk Analytics, Inc. - Class A*	359,250
		670,386
	Consumer Finance - 8.0%
4,500	American Express Company	251,235
600	MasterCard, Inc. - Class A	243,906
3,000	Visa Inc. - Class A	345,600
		840,741
	Education - 2.0%
8,000	New Oriental Education & Technology Group, Inc. - ADR*^	212,080
	Food & Staples Retailing - 4.2%
2,000	Costco Wholesale Corporation	172,780
4,000	Wal Mart Stores, Inc.	263,280
		436,060
	Food Products - 4.5%
3,000	Mead Johnson Nutrition Company	242,220
7,200	Unilever NV - NY Shares - ADR^	225,792
		468,012
	Health Care Equipment & Supplies - 4.6%
3,000	Becton Dickinson & Company	219,390
2,700	C. R. Bard, Inc.	262,413
		481,803
	Hotels, Restaurants & Leisure - 3.0%
3,500	McDonald's Corporation	312,690
	Household Products - 1.4%
2,400	The Procter & Gamble Company	149,496
	Insurance - 5.5%
3	Berkshire Hathaway Inc. - Class A*	356,550
2,000	The Chubb Corporation	144,140
1,500	Torchmark Corporation	69,990
		570,680

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
May 31, 2012 (Unaudited), Continued

	COMMON STOCKS - 95.7% - Continued
	Machinery - 4.6%
1,500	Cummins Inc.	$145,425
2,400	The Toro Co.	178,824
3,000	WABCO Holdings Inc.*	155,280
		479,529
	Oil, Gas & Consumable Fuels - 7.6%
3,600	Exxon Mobil Corporation	283,068
12,000	Southwestern Energy Company*	336,360
12,000	WPX Energy Inc.*	176,040
		795,468
	Pharmaceuticals - 1.9%
6,000	Sanofi-Aventis - ADR^	204,180
	Real Estate Investment Trusts (REITs) - 20.9%
7,500	American Capital Agency Corporation	245,025
27,000	Annaly Capital Management Inc.	448,740
75,000	Anworth Mortgage Asset Corporation	504,750
15,000	Capstead Mortgage Corporation	206,550
18,000	CYS Investments, Inc.	246,240
8,000	Hatteras Financial Corporation	228,400
40,000	MFA Financial, Inc.	304,800
		2,184,505
	Software - 1.3%
4,000	MSCI Inc. - Class A*	135,240
	Textiles, Apparel & Luxury Goods - 2.5%
2,400	Nike, Inc. - Class B	259,632

	TOTAL COMMON STOCKS (Cost $7,969,074)	10,014,824

	TOTAL INVESTMENTS (Cost $7,969,074) - 95.7%	10,014,824
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.3%	450,445
	TOTAL NET ASSETS - 100.0%	$10,465,269

*	Non Income Producing.
^	U.S. Dollar - denominated foreign security.
ADR	American Depository Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$409,608	$-	$-	$409,608
Beverages	1,112,214	-	-	1,112,214
Commercial Banks	292,500	-	-	292,500
Commercial Services & Supplies	670,386	-	-	670,386
Consumer Finance	840,741	-	-	840,741
Education	212,080	-	-	212,080
Food & Staples Retailing	436,060	-	-	436,060
Food Products	468,012	-	-	468,012
Health Care Equipment & Supplies	481,803	-	-	481,803
Hotels, Restaurants & Leisure	312,690	-	-	312,690
Household Products	149,496	-	-	149,496
Insurance	570,680	-	-	570,680
Machinery	479,529	-	-	479,529
Oil, Gas & Consumable Fuels	795,468	-	-	795,468
Pharmaceuticals	204,180	-	-	204,180
Real Estate Investment Trusts	2,184,505	-	-	2,184,505
Software	135,240	-	-	135,240
Textiles, Apparel & Luxury Goods	259,632	-	-	259,632
Total Common Stock	10,014,824	-	-	10,014,824

Total Investments in Securities	$10,014,824	$-	$-	$10,014,824

*There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$28,990,606
Gross unrealized appreciation	14,272,525
Gross unrealized depreciation	(4,680,723)
Net unrealized appreciation	$9,591,802

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$4,921,293
Gross unrealized appreciation	826,632
Gross unrealized depreciation	(646,987)
Net unrealized appreciation	$179,645

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$7,969,074
Gross unrealized appreciation	2,237,807
Gross unrealized depreciation	(192,057)
Net unrealized appreciation	$2,045,750

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date  July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Ryan Jacob
                                            Ryan Jacob, President

Date  July 27, 2012

By (Signature and Title)  /s/ Francis Alexander
                                            Francis Alexander, Treasurer

Date  July 30, 2012